UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Amity Advisers LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number: 28-13270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-942-2411

Signature, Place, and Date of Signing:

/s/ Mark Peckman                           Jericho, New York          2/17/09
--------------------------------------------------------------------------------
    [Signature]                              [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028- 13215                      Opus Trading Fund, LLC



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
                                TITLE OF                 VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER             VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP      x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS    SOLE      SHARED    NONE
------------------------------  -----------------------  --------  -------- --- ---- -------- --------- --------   --------  -------
DOW CHEM CO                     COM           260543103       125    10,000 PUT       DEFINED      01     10,000
FLANDERS CORP                   COM           338494107       121    25,700 SH        DEFINED      01     25,700
GRUPO TMM S A.B                 SP ADR A SHS  40051D105        26    37,000 SH        DEFINED      01     37,000
INTERNATIONAL COAL GROUP INC.   COM           45928H106        23    10,000 SH        DEFINED      01     10,000
LORILLARD INC                   COM           544147101       368     4,600 CALL      DEFINED      01      4,600
MERRILL LYNCH                   COM           590188108       466    40,036 SH        DEFINED      01     40,036
PARTNERRE LTD                   COM           G6852T105       223    12,565 SH        DEFINED      01     12,565
SUNTRUST BKS INC                COM           867914103       138    11,200 SH        DEFINED      01     11,200
UNITED CMNTY FINL CORP OHIO     COM           909839102        18    20,000 SH        DEFINED      01     20,000
WACHOVIA CORP (NEW)             COM           929903102       172    31,100 SH        DEFINED      01     31,100

                                          10                1,680



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         10
Form 13F Information Table Value Total:         1,680
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number CIK Number  Name
01  28-13268             0001425994  Schonfeld Group Holdings, LLC


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